Summary of Nonvested Restricted Stock Unit Activity (Detail) (Nonvested Restricted Stock Units, USD $)	12 Months Ended
Dec. 31, 2013
Nonvested Restricted Stock Units
Number of Nonvested Restricted Stock Units
Nonvested restricted stock units at January 1, 2013	19,472,440
Granted	9,084,424
Forfeited	(1,525,776)
Vested	(8,768,000)
Nonvested restricted stock units at December 31, 2013	18,263,088
Weighted average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2013	$ 1.66
Granted	$ 2.55
Forfeited	$ 1.82
Vested	$ 1.75
Nonvested restricted stock units at December 31, 2013	$ 2.91